Financial Derivative Instruments	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Note 13 - Derivative Instruments

Note 13 – Financial Derivative Instruments

As at December 31, 2019		As at December 31, 2018
Assets	Liabilities	Assets	Liabilities
$ millions		$ millions

Included in current assets and liabilities:
Foreign currency and interest derivative instruments	10	(5)	13	(16)
Derivative instruments on energy and marine transport	1	(3)	-	(5)
	11	(8)	13	(21)
Included in non-current assets and liabilities:
Foreign currency and interest derivative instruments	57	(6)	15	-